                                   SUPPLEMENT
                             DATED NOVEMBER 3, 2004
  TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR THE HARTFORD MUTUAL
   FUNDS DATED MARCH 1, 2004 (AS SUPPLEMENTED JUNE 3, 2004), AS SUBSEQUENTLY
                SUPPLEMENTED JULY 19, 2004 AND SEPTEMBER 22, 2004

                                   SUPPLEMENT
                             DATED NOVEMBER 3, 2004
 TO THE STATEMENT OF ADDITIONAL INFORMATION FOR THE HARTFORD MUTUAL FUNDS, INC.
       DATED MAY 19, 2004 (AS SUPPLEMENTED JUNE 3, 2004) AS SUBSEQUENTLY
                        SUPPLEMENTED SEPTEMBER 22, 2004


Under Fund Management, in the table entitled "Non-Interested Directors", the disclosure pertaining to Dr. Robert M. Gavin shall be deleted and replaced by the following:



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                               TERM OF                                           PORTFOLIOS
                                               OFFICE*                                             IN FUND
                                POSITION      AND LENGTH                                           COMPLEX
                                HELD WITH      OF TIME       PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY     OTHER DIRECTORSHIPS
   NAME, AGE AND ADDRESS      EACH COMPANY     SERVED                 PAST 5 YEARS                 DIRECTOR        HELD BY DIRECTOR
---------------------------   -------------  -----------    -----------------------------------  -----------     -------------------
DR. ROBERT M. GAVIN           Director and   Since 2002(1)  Dr. Gavin is an educational              76                   N/A
(age 64)                      Chairman of    Since 1986(2)  consultant. Prior to September 1,
c/o Hartford Mutual Funds     the Board                     2001, he was President of Cranbrook
P.O. Box 2999                                               Education Community; and prior to
Hartford, CT 06104-2999                                     July 1996, he was President of
                                                            Macalester College, St. Paul,
                                                            Minnesota. He is also Director and
                                                            Chairman of the Board of  The
                                                            Hartford Income Shares Fund, Inc.,
                                                            Hartford Series Fund, Inc. and
                                                            Hartford HLS Series Fund II, Inc.


1 For The Hartford Mutual Funds, Inc. Director since 2002 and Chairman of the
  Board since 2004.

2 For The Hartford Mutual Funds II, Inc. Director since 1986 and Chairman of the
  Board since 2004.

* Term of Office: Each director may serve until his or her successor is elected and qualifies.


Under Fund Management, in the table entitled "Officers and Interested Directors", the disclosure pertaining to Thomas M. Marra shall be deleted and replaced by the following:


                                                                                                  NUMBER OF
                                               TERM OF                                           PORTFOLIOS
                                               OFFICE*                                             IN FUND
                                POSITION     AND LENGTH                                            COMPLEX
                                HELD WITH      OF TIME    PRINCIPAL OCCUPATION(s) DURING PAST    OVERSEEN BY    OTHER DIRECTORSHIPS
   NAME, AGE AND ADDRESS      EACH COMPANY     SERVED                   5 YEARS                   DIRECTOR       HELD BY DIRECTOR
--------------------------    ------------   ----------   -----------------------------------   ------------   ---------------------
THOMAS M. MARRA**              Director      Since 2002   Mr. Marra is President and Chief           76        Mr. Marra is a
(age 46)                                                  Operating Officer of Hartford Life,                  member of the Board
c/o Hartford Mutual Funds                                 Inc. He is also a member of the                      of Directors of The
P.O. Box 2999                                             Board of Directors and a member of                   Hartford.
Hartford, CT 06104-2999                                   the Office of the Chairman for The
                                                          Hartford Financial Services Group,
                                                          Inc. ("The Hartford"), the parent
                                                          company of Hartford Life. Mr. Marra
                                                          was named President of Hartford
                                                          Life in 2001 and COO in 2000, and
                                                          served as Director of



                                                                                                  NUMBER OF
                                               TERM OF                                           PORTFOLIOS
                                               OFFICE*                                             IN FUND
                                POSITION     AND LENGTH                                            COMPLEX
                                HELD WITH      OF TIME    PRINCIPAL OCCUPATION(s) DURING PAST    OVERSEEN BY    OTHER DIRECTORSHIPS
   NAME, AGE AND ADDRESS      EACH COMPANY     SERVED                   5 YEARS                   DIRECTOR       HELD BY DIRECTOR
--------------------------    ------------   ----------   -----------------------------------   ------------   ---------------------
                                                          Hartford Life's Investment Products
                                                          Division from 1998 to 2000. He was
                                                          head of the company's Individual
                                                          Life and Annuities Division from
                                                          1994 to 1998 after being promoted to
                                                          Senior Vice President in 1994 and
                                                          to Executive Vice President in 1996.
                                                          Mr. Marra is also a Managing Member
                                                          and President of Hartford
                                                          Investment Financial Services, LLC
                                                          ("HIFSCO") and HL Investment
                                                          Advisors, LLC ("HL Advisors"). He
                                                          served as Chairman of the Board of
                                                          the Companies from 2002 until 2004.
                                                          He currently serves as a Director of
                                                          The Hartford Income Shares Fund, Inc.,
                                                          Hartford Series Fund, Inc., and the
                                                          Hartford HLS Series Fund II, Inc. and
                                                          served as Chairman of the Board of
                                                          these companies from 2002 to 2004.


 * Term of Office: Each director may serve until his or her successor is elected and qualifies.

** "Interested person", as defined in the 1940 Act, of the Company because of the person's affiliation with, or equity ownership of, HIFSCO, Hartford Investment Management or affiliated companies.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.